Revenue (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	£ 7,680	£ 6,761
Total other revenue	458	304
Total revenue	8,138	7,065
Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	7,680
Total other revenue	316
Total revenue	7,996
Exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total revenue	142
UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	2,972	2,623
Total other revenue	195	79
Total revenue	3,167	2,702
US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	4,708	4,138
Total other revenue	263	225
Total revenue	4,971	4,363
UK Electricity Transmission
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,722	1,306
Total other revenue	44	100
Total revenue	1,766	1,406
UK Electricity Transmission | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,722
Total other revenue	44
Total revenue	1,766
UK Electricity Transmission | Exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total revenue	0
UK Electricity Transmission | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,722	1,306
Total other revenue	44	100
UK Electricity Transmission | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	0	0
UK Electricity Distribution
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	917	894
Total other revenue	2	2
Total revenue	919	896
UK Electricity Distribution | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	917
Total other revenue	2
Total revenue	919
UK Electricity Distribution | Exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total revenue	0
UK Electricity Distribution | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	917	894
Total other revenue	2	2
UK Electricity Distribution | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	0	0
New England
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,608	1,474
Total other revenue	22	19
Total revenue	1,630	1,493
New England | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,608
Total other revenue	22
Total revenue	1,630
New England | Exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total revenue	0
New England | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	0	0
New England | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,608	1,474
Total other revenue	22	19
New York
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	3,091	2,648
Total other revenue	16	19
Total revenue	3,107	2,667
New York | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	3,091
Total other revenue	16
Total revenue	3,107
New York | Exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total revenue	0
New York | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	0	0
New York | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	3,091	2,648
Total other revenue	16	19
National Grid Ventures
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	339	437
Total other revenue	154	144
Total revenue	493	581
National Grid Ventures | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	339
Total other revenue	154
Total revenue	493
National Grid Ventures | Exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total revenue	0
National Grid Ventures | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	333	423
Total other revenue	(61)	(38)
National Grid Ventures | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	6	14
Total other revenue	215	182
Other
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	3	2
Total other revenue	220	20
Total revenue	223	22
Other | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	3
Total other revenue	78
Total revenue	81
Other | Exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total revenue	142
Other | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	210	15
Other | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	3	2
Total other revenue	10	5
Transmission
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		1,928
Transmission | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	2,310
Transmission | UK Electricity Transmission
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		1,293
Transmission | UK Electricity Transmission | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,706
Transmission | UK Electricity Distribution
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		0
Transmission | UK Electricity Distribution | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0
Transmission | New England
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		49
Transmission | New England | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	50
Transmission | New York
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		163
Transmission | New York | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	221
Transmission | National Grid Ventures
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		423
Transmission | National Grid Ventures | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	333
Transmission | Other
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		0
Transmission | Other | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0
Distribution
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		4,758
Distribution | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	5,296
Distribution | UK Electricity Transmission
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		0
Distribution | UK Electricity Transmission | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0
Distribution | UK Electricity Distribution
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		860
Distribution | UK Electricity Distribution | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	882
Distribution | New England
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		1,421
Distribution | New England | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,553
Distribution | New York
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		2,477
Distribution | New York | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	2,861
Distribution | National Grid Ventures
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		0
Distribution | National Grid Ventures | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0
Distribution | Other
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		0
Distribution | Other | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0
Generation
Revenue from Contracts with Customers [line items]
Total other revenue		177
Generation | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total other revenue	211
Generation | UK Electricity Transmission
Revenue from Contracts with Customers [line items]
Total other revenue		0
Generation | UK Electricity Transmission | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total other revenue	0
Generation | UK Electricity Distribution
Revenue from Contracts with Customers [line items]
Total other revenue		0
Generation | UK Electricity Distribution | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total other revenue	0
Generation | New England
Revenue from Contracts with Customers [line items]
Total other revenue		(1)
Generation | New England | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total other revenue	0
Generation | New York
Revenue from Contracts with Customers [line items]
Total other revenue		0
Generation | New York | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total other revenue	0
Generation | National Grid Ventures
Revenue from Contracts with Customers [line items]
Total other revenue		178
Generation | National Grid Ventures | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total other revenue	211
Generation | Other
Revenue from Contracts with Customers [line items]
Total other revenue		0
Generation | Other | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total other revenue	0
Other
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		75
Total other revenue		127
Other | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	74
Total other revenue	105
Other | UK Electricity Transmission
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		13
Total other revenue		100
Other | UK Electricity Transmission | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	16
Total other revenue	44
Other | UK Electricity Distribution
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		34
Total other revenue		2
Other | UK Electricity Distribution | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	35
Total other revenue	2
Other | New England
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		4
Total other revenue		20
Other | New England | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	5
Total other revenue	22
Other | New York
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		8
Total other revenue		19
Other | New York | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	9
Total other revenue	16
Other | National Grid Ventures
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		14
Total other revenue		(34)
Other | National Grid Ventures | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	6
Total other revenue	(57)
Other | Other
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		2
Total other revenue		£ 20
Other | Other | Before exceptional items and remeasurements
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	3
Total other revenue	£ 78